VALUE OF CHARTER PARTY CONTRACTS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
VALUE OF CHARTER PARTY CONTRACTS	VALUE OF CHARTER PARTY CONTRACTS
The value of favorable charter-out contracts is summarized as follows:

(in thousands of $)	2021	2020	2019
Opening balance	4,073	16,221	34,953
Amortization charge	(4,073)	(12,148)	(18,732)
Total	—	4,073	16,221
Less: current portion	—	(4,073)	(12,148)
Non-current portion	—	—	4,073

Value of the favorable charter party contracts relates primarily to contracts acquired as part of the Merger. Time charter revenues in 2021, 2020 and 2019 have been reduced by $4.1 million, $12.1 million and $18.7 million, respectively, as a result of the amortization of these favorable charter-out contracts. As of December 31, 2021, the remaining value of these favorable charter-out contracts is nil.
With reference to Note 17, "Vessels and equipment, net'', in connection with the acquisition of vessels from Hemen, we acquired certain unfavorable time charter-out contracts, which were valued to net $2.2 million and recorded as a liability on acquisition. As of December 31, 2021, the remaining value of these charter-out contracts is nil.